Note 6 - Loans Receivable (Details) - Past Due and Nonaccrual Loans (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	$ 694	$ 7,411		$ 8,319
90 Days or More Past Due	2,577	3,982		5,604
Current	131,070	146,543		169,235
Total		149,484	[1]	183,158	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Home Equity and Second Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due		74		126
90 Days or More Past Due		177		437
Current		8,201		11,939
Total		8,452	[1]	12,502	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due		3,459		31
Current	25,641	17,331		20,445
Total		20,790	[1]	20,476	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due				1,371
90 Days or More Past Due		4,523		4,752
Current		133,491		89,797
Total		138,014	[1]	95,920	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Speculative One-To-Four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due		130
Current		673		1,724
Total		803	[1]	1,724	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Other Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due		241		191
90 Days or More Past Due		3,015		1,344
Current		10,492		21,753
Total		13,748		23,288	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due		341
90 Days or More Past Due	22	402		388
Current	17,392	15,340		7,215
Total		16,083	[1]	7,603	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	18	15		23
90 Days or More Past Due	4	25		5
Current	4,805	5,778		7,987
Total		5,818	[1]	8,015	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,269	11,467	[1]	10,061	[1]
90 Days or More Past Due	7,625	12,077	[1]	12,530	[1]
Current	353,135	329,648	[1]	330,095	[1]
Total		353,192	[1]	352,686	[1]
Nonaccrual [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	339	1,070		1,870
90 Days or More Past Due	2,577	3,982		5,604
Current	2,244	1,975		4,262
Total		6,646		11,736
Nonaccrual [Member] | Home Equity and Second Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due		24		57
90 Days or More Past Due		177		437
Current		180		270
Total		381		764
Nonaccrual [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current				4,645
Total				4,645
Nonaccrual [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due				203
90 Days or More Past Due		4,523		4,752
Current		2,713		8,283
Total		7,236		13,238
Nonaccrual [Member] | Speculative One-To-Four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due		130
Total		130
Nonaccrual [Member] | Other Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due		241		164
90 Days or More Past Due		3,015		1,344
Current		747		1,893
Total		4,003		3,401
Nonaccrual [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due	22	402
Current	4			72
Total		402		72
Nonaccrual [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due		1
90 Days or More Past Due	4	25		5
Current	5			93
Total		26		98
Nonaccrual [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	895	1,312		2,294
90 Days or More Past Due	7,625	12,077		12,142
Current	4,548	5,435		19,518
Total		$ 18,824		$ 33,954

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.